Note 4 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination, Acquisition-Related Cost, Expense	$ 16,316	$ 5,621
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)	(4,195)	(20,023)
Business Combination, Goodwill, Expected Tax Deductible, Amount	4,219	63,397
Business Combination, Contingent Consideration, Liability	46,952
Contingent Consideration Paid	22,910	29,404
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)	(4,195)	(20,023)
Business Combination, Contingent Consideration, Liability	$ 46,952	$ 67,248	$ 63,478
Acquisitions 2025 [Member]
Business Combination, Number of Businesses Acquired	9
Acquisitions 2025 [Member] | FirstService Residential Segment [Member]
Business Combination, Number of Businesses Acquired	2
Acquisitions 2025 [Member] | FirstService Brands Segment [Member]
Business Combination, Number of Businesses Acquired	7
Acquisitions 2025 [Member] | FirstService Brands Segment [Member] | Commercial Roofing [Member]
Business Combination, Number of Businesses Acquired	3
Acquisitions 2025 [Member] | FirstService Brands Segment [Member] | Fire Protection [Member]
Business Combination, Number of Businesses Acquired	2
Acquisitions 2024 [Member]
Business Combination, Number of Businesses Acquired		8
Acquisitions 2024 [Member] | FirstService Residential Segment [Member]
Business Combination, Number of Businesses Acquired		2
Acquisitions 2024 [Member] | FirstService Residential Segment [Member] | First Service Property Management Segment [Member]
Business Combination, Number of Businesses Acquired		2
Acquisitions 2024 [Member] | FirstService Brands Segment [Member]
Business Combination, Number of Businesses Acquired		6
Acquisitions 2024 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Business Combination, Number of Businesses Acquired		2
Acquisitions 2025, 2024 and 2023 [Member]
Business Combination, Contingent Consideration, Range of Outcomes, Minimum, Amount	$ 40,841
Business Combination, Contingent Consideration, Range of Outcomes, Maximum, Amount	$ 48,048